Pension schemes - Significant validation assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United Kingdom
Disclosure of defined benefit plans
Discount rate	5.55%	4.60%	4.90%
Inflation	3.15%	3.05%	3.20%
Long-term rate of improvement in longevity	1.50%
United States
Disclosure of defined benefit plans
Discount rate	5.55%	5.05%	5.35%
Inflation	2.50%	2.50%	2.50%